SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE (Details) - USD ($)	Aug. 31, 2023	Aug. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 40,939	$ 110,782
Accruals	129,948	106,048
Other payables	27,487	31,980
Total	$ 198,375	$ 248,810